Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of Financial Liabilities
The following table provides the fair value details of certain financial instruments measured at amortized cost in the statements of financial position.

			June 30, 2026		December 31, 2025
	Classification	Fair value methodology	Carrying value	Fair value	Carrying value	Fair value
Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	33,581	33,837	31,236	31,286

Schedule of Fair Value Measurement of Assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

		Fair value
	Classification	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2) (1)	Non-observable market inputs (level 3) (2)
June 30, 2026
Publicly-traded and privately-held investments (3) (4)	Other non-current assets	352	184	—	168
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(268)	—	(268)	—
Investments	Other non-current assets	247	—	247	—
December 31, 2025
Publicly-traded and privately-held investments (3)	Other non-current assets	1,198	105	—	1,093
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(513)	—	(513)	—
Investments	Other non-current assets	246	—	246	—
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows, prices of comparable investments and revenue and earnings multiples. For certain privately-held investments, changes in our valuation assumptions may result in a significant change in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income in the consolidated statements of comprehensive income and are reclassified from Accumulated other comprehensive (loss) income to the Deficit in the statements of financial position when realized.
(4)In Q1 2026, our investment in the Montréal Canadiens was reclassified to Investments in associates and joint ventures in the statements of financial position. See Note 10, Investments in associates and joint ventures, for additional details.

Schedule of Fair Value Measurement of Liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

		Fair value
	Classification	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2) (1)	Non-observable market inputs (level 3) (2)
June 30, 2026
Publicly-traded and privately-held investments (3) (4)	Other non-current assets	352	184	—	168
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(268)	—	(268)	—
Investments	Other non-current assets	247	—	247	—
December 31, 2025
Publicly-traded and privately-held investments (3)	Other non-current assets	1,198	105	—	1,093
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(513)	—	(513)	—
Investments	Other non-current assets	246	—	246	—
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows, prices of comparable investments and revenue and earnings multiples. For certain privately-held investments, changes in our valuation assumptions may result in a significant change in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income in the consolidated statements of comprehensive income and are reclassified from Accumulated other comprehensive (loss) income to the Deficit in the statements of financial position when realized.
(4)In Q1 2026, our investment in the Montréal Canadiens was reclassified to Investments in associates and joint ventures in the statements of financial position. See Note 10, Investments in associates and joint ventures, for additional details.

Schedule of Detailed Information of Foreign Currency Forward Contracts and Options
The following table provides further details on our outstanding foreign currency forward contracts and options at June 30, 2026.

Type of hedge	Buy currency	Amount to receive	Sell currency	Amount to pay	Maturity	Hedged item
Cash flow (1)	USD	1,132	CAD	1,604	2026	Loans
Cash flow	USD	425	CAD	589	2026	Commercial paper
Cash flow	USD	442	CAD	587	2026	Anticipated purchases
Cash flow	PHP	4,752	CAD	110	2026	Anticipated purchases
Cash flow	USD	440	CAD	589	2027	Anticipated purchases
Cash flow	USD	120	CAD	156	2028	Anticipated purchases
Economic - call options	USD	60	CAD	79	2026	Anticipated purchases
Economic - options (2)	USD	10	CAD	13	2026	Anticipated purchases
Economic - call options	CAD	261	USD	180	2026	Anticipated purchases
Economic - put options	USD	80	CAD	105	2026	Anticipated purchases
Economic - put options	CAD	67	USD	50	2026	Anticipated purchases
Economic - call options	USD	75	CAD	99	2027	Anticipated purchases
Economic - put options	USD	60	CAD	79	2027	Anticipated purchases
Economic - options (2)	USD	44	CAD	59	2027	Anticipated purchases
Economic - call options	CAD	360	USD	240	2028	Anticipated purchases
Economic - put options	USD	120	CAD	156	2028	Anticipated purchases
Economic - call options	USD	—	CAD	7	2028	Anticipated purchases
(1)Forward contracts to hedge loans secured by receivables under our securitization program.
(2)Foreign currency options with a leverage provision and a profit cap limitation.
In 2026, we entered into interest rate swaps to hedge the fair value and interest cost of debt instruments as follows:

Debt		Fair value hedge		Hedge of interest cost
Series	Maturity	Notional amount	Maturity	Notional amount	Maturity
E Notes	2056	750	2036	750	2031
EH Notes	2041	400	2041	400	2031
EO Notes	2053	150	2046	150	2031-2032
EU Notes	2054	150	2046	150	2032
M-45 MTN debentures	2047	33	2047	33	2028
M-61 MTN debentures	2053	400	2046	400	2031
M-68 MTN debentures	2033	750	2029	—	—
M-70 MTN debentures	2056	700	2046	700	2031